NET TRADING INCOME	12 Months Ended
Dec. 31, 2017
Disclosure of Net Trading Income [Abstract]
Disclosure of trading income [text block]
NOTE 29 – NET TRADING INCOME

Net trading income includes income from client driven trading activities primarily conducted in markets, including foreign Exchange, Credit, Rates and Equities trading, as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
Trading investment income (1)
Fixed income securities	Ps.	218,994	Ps.	369,184	Ps.	143,179
Equities		177,448		127,431		41,997
Total trading investment income	Ps.	396,442	Ps.	496,615	Ps.	185,176
Derivatives income
Net income (loss) on financial derivatives (2)	Ps.	(75,224)	Ps.	10,593		(156,820)
Other trading income (3)		240,144		217,490		216,843
Total derivatives income	Ps.	164,920	Ps.	228,083	Ps.	60,023
Total net trading income	Ps.	561,362	Ps.	724,698	Ps.	245,199

(1)
Includes net trading income from investment securities held for trading, that reflects the interest from investment in debt securities, gains/losses from mark-to-market valuation from investment in equity and debt securities and net income from trading activities.

(2)	Includes net trading income from derivatives, which reflects the gains/losses from mark-to-market valuation on trading derivatives.
(3)
Includes gains/losses from: (i) Net changes in the valuation of hedging derivatives from mark-to-market valuations from unhedged , (ii) the ineffective portion of the hedge, (iii) Transfers of due hedging derivatives from OCI to the statement of income.